Goodwill - Schedule of Goodwill (Detail) $ in Thousands	12 Months Ended
Apr. 30, 2021 HKD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
At April 30, 2020	$ 0
Arising in acquisition of PolicyPal (note 14)	58,675
At April 30, 2021 and 2022	$ 58,675